iShares®

iShares U.S. ETF Trust

Supplement dated October 20, 2020 (the “Supplement”) to the

Statement of Additional Information dated February 28, 2020 (as revised August 17, 2020) (the “SAI”) for the iShares Short Maturity Bond ETF (NEAR) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus, and SAI for the Fund.

Effective immediately, the Fund’s SAI is amended as follows:

Changes to Fund’s Investment Advisory, Administrative and Distribution Services

The section of the SAI entitled “Investment Advisory, Administrative and Distribution Services — Portfolio Managers” starting on page 60 of the SAI is revised as follows:

All references to Thomas Musmanno are hereby deleted.

The following is hereby added after the table on pages 60-61 of the SAI:

Effective October 15, 2020, Scott MacLellan, CFA and Akiva Dickstein are named as Portfolio Managers in the iShares Short Maturity Bond ETF’s Prospectus. As of September 30, 2020, they were also primarily responsible for the day-to-day management of other registered investment companies managed by BFA or its affiliates and certain other types of portfolios and/or accounts as follows:

Scott MacLellan, CFA
Types of Accounts	Number	Total Assets
Registered Investment Companies	12	$11,657,000,000
Other Pooled Investment Vehicles	16	4,393,000,000
Other Accounts	139	58,599,000,000

Akiva Dickstein
Types of Accounts	Number	Total Assets
Registered Investment Companies	13	$13,236,000,000
Other Pooled Investment Vehicles	11	5,400,000,000
Other Accounts	98	56,020,000,000

The following is hereby added after the table on page 62 of the SAI:

The tables below show, for each Scott MacLellan, CFA and Akiva Dickstein, the number of portfolios or accounts of the types set forth in the above tables and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of September 30, 2020:

Scott MacLellan, CFA
Types of Accounts	Number of Other Accounts with Performance-Based Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	$ —
Other Pooled Investment Vehicles	0	—
Other Accounts	2	899,200,000

Akiva Dickstein
Types of Accounts	Number of Other Accounts with Performance-Based Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	$ —
Other Pooled Investment Vehicles	0	—
Other Accounts	7	5,640,000,000

The following is hereby added before the paragraph immediately above the table on page 63 of the SAI:

With respect to Scott MacLellan, CFA and Akiva Dickstein, discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the iShares Short Maturity Bond ETF or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the iShares Short Maturity Bond ETF and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed-income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable.

With respect to Scott MacLellan, CFA, such benchmarks are a combination of market-based indices (e.g., Bank of America Merrill Lynch U.S. Corporate & Government Index, 1-3 Years), certain customized indices and certain fund industry peer groups. With respect to Akiva Dickstein, such benchmarks are a combination of market-based indices (e.g., Bloomberg Barclays U.S. Aggregate Index, Bloomberg Barclays U.S. Universal Index and Bloomberg Barclays Intermediate Aggregate Index), certain customized indices and certain fund industry peer groups.

The following is hereby added after the table on page 63 of the SAI:

As of September 30, 2020, each of Scott MacLellan, CFA and Akiva Dickstein beneficially owned shares of the Funds in the amounts reflected in the following tables:

Scott MacLellan, CFA	Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Short Maturity Bond ETF	x
iShares Short Maturity Municipal Bond ETF	x
iShares Ultra Short-Term Bond ETF			x

Akiva Dickstein	Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Short Maturity Bond ETF	x
iShares Short Maturity Municipal Bond ETF	x
iShares Ultra Short-Term Bond ETF	x

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IS-SUPP-SAI-NEAR-1020

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